Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ResearchAndDevelopmentExpenseLineItems [Line Items]
Research and development expense	$ 4,874	$ 2,979	$ 3,569
Chemistry and Formulation Studies [Member]
ResearchAndDevelopmentExpenseLineItems [Line Items]
Research and development expense	990	696	573
Salaries [Member]
ResearchAndDevelopmentExpenseLineItems [Line Items]
Research and development expense	840	982	676
Stock Based Compensation [Member]
ResearchAndDevelopmentExpenseLineItems [Line Items]
Research and development expense	132	112	243
Research and Preclinical Studies [Member]
ResearchAndDevelopmentExpenseLineItems [Line Items]
Research and development expense	872	255	460
Clinical Studies [Member]
ResearchAndDevelopmentExpenseLineItems [Line Items]
Research and development expense	1,385	291	616
Regulatory and Other Expenses [Member]
ResearchAndDevelopmentExpenseLineItems [Line Items]
Research and development expense	$ 655	$ 643	$ 1,001